Investment in joint ventures and associates - Entities not applied for equity method of accounting with ownership ratio exceeding twenty percent (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Orient Shipyard Co., Ltd.
Disclosure of entities not applied for equity method of accounting with ownership ratio exceeding twenty percent [Line Items]
Number of shares owned		464,812
Ownership (%)		21.40%
Description of reasons why presumption investor has significant influence is overcome when its interest in investee is more than twenty per cent		Although the Group’s ownership interest of the entity is more than 20%, the Group does not have significant influence over the entity since it is going through work-out process under receivership, thus it is excluded from the investment in joint ventures and associates.
Yuil PESC Co., Ltd.
Disclosure of entities not applied for equity method of accounting with ownership ratio exceeding twenty percent [Line Items]
Number of shares owned		8,642
Ownership (%)		24.00%
Description of reasons why presumption investor has significant influence is overcome when its interest in investee is more than twenty per cent		Although the Group’s ownership interest of the entity is more than 20%, the Group does not have significant influence over the entity since it is going through work-out process under receivership, thus it is excluded from the investment in joint ventures and associates.
CL Tech Co., Ltd.
Disclosure of entities not applied for equity method of accounting with ownership ratio exceeding twenty percent [Line Items]
Number of shares owned	10,191	13,759
Ownership (%)	28.60%	38.60%
Description of reasons why presumption investor has significant influence is overcome when its interest in investee is more than twenty per cent	Although the Group’s ownership interest of the entity is more than 20%, the Group does not have significant influence over the entity since it is going through work-out process under receivership, thus it is excluded from the investment in joint ventures and associates.	Although the Group’s ownership interest of the entity is more than 20%, the Group does not have significant influence over the entity since it is going through work-out process under receivership, thus it is excluded from the investment in joint ventures and associates.
S.WIN Co., Ltd [Member]
Disclosure of entities not applied for equity method of accounting with ownership ratio exceeding twenty percent [Line Items]
Number of shares owned		20,301
Ownership (%)		20.00%
Description of reasons why presumption investor has significant influence is overcome when its interest in investee is more than twenty per cent		Although the Group’s ownership interest of the entity is more than 20%, the Group does not have significant influence over the entity since it is going through work-out process under receivership, thus it is excluded from the investment in joint ventures and associates.